ADVISORS EDGE® VARIABLE ANNUITY

Issued by

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY

Separate Account VA-CC

Supplement dated May 30, 2019

to the

Prospectus dated May 1, 2018

ADVISORS EDGE® NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

TFLIC Separate Account VNY

Supplement dated May 30, 2019

to the

Prospectus dated May 1, 2018

ADVISORS EDGE SELECT® VARIABLE ANNUITY

Issued by

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY

Separate Account VA-CC

Supplement Dated May 30, 2019

to the

Prospectuses dated May 1, 2016

Effective on or about June 3, 2019, based on changes to the underlying fund portfolios, the following trust name, subaccount name and investment advisor changes will apply to the applicable subaccounts:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD TRUST NAME	NEW TRUST NAME	OLD INVESTMENT ADVISOR	NEW INVESTMENT ADVISOR
Dreyfus VIF - Appreciation Portfolio	Appreciation Portfolio	The Dreyfus Variable Investment Fund – Service Class	BNY Mellon Variable Investment Fund –Service Class	The Dreyfus Corporation	BNY Mellon Investment Adviser, Inc.
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Class	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Class	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Class	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Class	Newton Investment Management North America Limited	Newton Investment Management North America Limited

This Prospectus Supplement must be accompanied or preceded

by the Prospectuses for the Advisor’s Edge® Variable Annuity, Advisor’s Edge® NY Variable Annuity

and Advisor’s Edge Select® Variable Annuity dated May 1, 2016 and May 1, 2018